Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes

Pre-tax income (loss) from continuing operations for the years ended December 31, 2018, 2017, and 2016 were taxable in the following jurisdictions:

	2018	2017	2016
PRC	$2,371,708	$1,081,102	$(1,442,284)
Hong Kong	(28,177)	(3,630,749)	(5,773,843)
BVI	(1,665,976)	2,418,613	(11,250,506)
Total income (loss) before income taxes	$677,555	$(131,034)	$(18,466,633)

Schedule of Components of Income Tax Expense (Benefit)

Income tax (benefit) expense from continuing operations consists of the following:

	2018	2017	2016
Current taxes	$(1,201,231)	$(1,070,343)	$(307,557)
Deferred taxes	-	-	365,401
Income tax (benefit) expense	$(1,201,231)	$(1,070,343)	$57,844

Schedule of Effective Income Tax Rate Reconciliation

Current income tax (benefit) expense was recorded in 2018, 2017 and 2016 and was related to differences between the book and corporate income tax returns.

	2018	2017	2016
PRC statutory tax rate	25%	25%	25%
Computed expected income tax expense (benefit)	$169,389	$(32,759)	$(4,616,658)
Tax rate differential benefit from tax holiday	(246,999)	287,080	652,038
Permanent differences	(1,376,474)	(5,566,907)	2,648,828
Tax effect of deductible temporary differences not recognized	(170,685)	143,948	264,418
Non-deductible tax loss	423,538	4,098,295	1,109,218
Income tax (benefit) expense	$(1,201,231)	$(1,070,343)	$57,844

Schedule of Components of Deferred Tax Assets and Liabilities

The significant components of deferred tax assets and deferred tax liabilities were as follows as of December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
	Deferred	Deferred	Deferred	Deferred
	Tax	Tax	Tax	Tax
	Assets	Liabilities	Assets	Liabilities
Allowance for doubtful accounts	$1,180,109	$-	$1,188,831	$-
Loss carry-forwards	1,953,067	-	1,314,061	-
Fixed assets	12,972	(240,659)	233,220	(243,728)
Inventory valuation	315,719	-	408,905	-
Salary payable	11,946	-	12,113	-
Long-term investments	5,452	-	-	-
Intangible assets	-	127,544	-	134,801
Gross deferred tax assets and liabilities	3,479,265	(113,115)	3,157,130	(108,927)

Valuation allowance	(3,366,150)	-	(3,048,203)	-
Total deferred tax assets and liabilities	$113,115	$(113,115)	$108,927	$(108,927)